Federated Bond Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—75.3%
		Basic Industry - Chemicals—0.5%
$1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$1,632,619
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,214,086
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,722,723
		TOTAL	6,569,428
		Basic Industry - Metals & Mining—1.5%
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	4,142,360
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	3,079,932
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,761,965
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,356,238
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,478,131
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,489,109
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,495,113
		TOTAL	20,802,848
		Basic Industry - Paper—0.4%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	3,609,854
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,367,669
		TOTAL	5,977,523
		Capital Goods - Aerospace & Defense—2.0%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,234,792
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,226,360
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,191,294
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	3,227,079
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	681,897
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	1,012,115
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,089,549
3,975,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,230,537
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,619,222
1,070,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	1,101,115
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	2,589,491
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	825,031
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,842,963
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	753,449
		TOTAL	27,624,894
		Capital Goods - Building Materials—1.3%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	6,017,808
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,556,568
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,205,618
1,920,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	2,192,622
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,941,412
1,000,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,114,701
		TOTAL	19,028,729
		Capital Goods - Construction Machinery—0.5%
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,822,516
2,500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,631,302

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	$3,306,229
	TOTAL	7,760,047
	Capital Goods - Diversified Manufacturing—1.7%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	892,054
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	852,058
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,200,199
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,480,698
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,115,771
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	911,961
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	758,330
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,272,498
5,000,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	5,856,220
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,601,786
	TOTAL	23,941,575
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,953,052
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,135,881
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,772,471
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,604,332
	TOTAL	8,465,736
	Communications - Cable & Satellite—2.6%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,175,193
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,590,510
1,500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	1,737,908
900,000	Comcast Corp., 7.050%, 3/15/2033	1,359,970
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,485,422
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,627,923
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,582,290
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,975,925
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	2,051,867
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,040,033
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,534,958
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,822,943
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,534,487
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,297,787
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,996,519
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	238,175
	TOTAL	37,051,910
	Communications - Media & Entertainment—1.3%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,377,573
2,350,000	CBS Corp., 4.900%, 8/15/2044	2,674,181
1,375,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	1,613,446
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,282,653
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	919,813
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,063,898
	TOTAL	17,931,564
	Communications - Telecom Wireless—1.2%
2,900,000	American Tower Corp., 3.450%, 9/15/2021	2,985,145
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,580,236

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	$1,531,803
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	494,230
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,637,442
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,071,669
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,452,774
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,261,148
	TOTAL	17,014,447
	Communications - Telecom Wirelines—3.1%
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,483,682
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,240,401
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,874,521
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,848,226
2,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 3/9/2048	2,569,196
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,340,180
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,222,503
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,145,565
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	2,673,638
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,792,756
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,675,054
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,298,769
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,680,942
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,453,034
	TOTAL	43,298,467
	Consumer Cyclical - Automotive—1.2%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,013,724
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,775,792
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,264,923
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,307,440
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,266,605
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,796,494
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	1,580,758
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,109,293
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,154,117
	TOTAL	17,269,146
	Consumer Cyclical - Leisure—0.1%
933,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	954,341
	Consumer Cyclical - Retailers—1.7%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,749,159
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,125,492
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	660,992
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,355,199
867,316	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	950,767
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	752,222
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,836,591
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,827,878
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,588,281
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,202,084
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,273,756

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$5,000,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	$5,409,447
	TOTAL	23,731,868
	Consumer Cyclical - Services—1.4%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	3,231,963
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,569,900
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,701,721
3,250,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,342,183
900,000	Expedia, Inc., 4.500%, 8/15/2024	982,104
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	1,107,870
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	2,029,038
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,494,315
	TOTAL	19,459,094
	Consumer Non-Cyclical - Food/Beverage—5.8%
5,545,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	6,048,378
2,120,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, lnc., Sr. Unsecd. Note, 4.900%, 2/1/2046	2,623,455
2,697,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	2,833,941
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,813,940
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	999,196
5,100,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,366,920
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,108,882
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,862,530
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,421,530
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,287,510
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,721,794
2,570,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	3,219,641
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,896,985
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,678,329
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,495,390
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	7,199,040
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,718,388
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,245,766
67,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	67,000
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	707,531
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	2,847,299
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,360,051
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	1,484,495
3,130,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	3,337,496
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,407,264
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,613,541
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	1,023,054
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	634,655
2,500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,715,273
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,283,233
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,287,074
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.000%, 3/1/2026	558,606
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,781,260
	TOTAL	81,649,447
	Consumer Non-Cyclical - Health Care—2.7%
1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	1,566,103

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	$3,485,497
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,571,062
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,096,693
275,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.300%, 3/1/2023	285,130
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,597,444
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,577,008
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,259,134
4,335,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	5,626,154
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	7,008,360
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,836,741
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,394,035
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,602,076
	TOTAL	37,905,437
	Consumer Non-Cyclical - Pharmaceuticals—4.8%
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,935,867
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	3,112,977
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	4,406,667
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	4,016,189
970,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	1,098,317
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.450%, 3/15/2022	834,117
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 3/15/2025	819,982
5,525,000	Amgen, Inc., Sr. Unsecd. Note, 2.200%, 2/21/2027	5,625,665
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,381,205
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,528,464
3,300,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.375%, 11/16/2025	3,616,975
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,611,210
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	817,675
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	609,084
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	297,600
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,831,422
2,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	2,327,426
4,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.900%, 2/20/2028	4,546,623
3,585,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	4,894,878
6,010,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	6,752,817
5,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	5,507,616
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	2,390,988
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,968,131
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	1,833,235
	TOTAL	67,765,130
	Consumer Non-Cyclical - Products—0.3%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,121,798
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	2,312,248
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,100,131
	TOTAL	4,534,177
	Consumer Non-Cyclical - Supermarkets—0.4%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,365,109
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	1,135,028
2,350,000	Kroger Co., Sr. Unsecd. Note, 4.500%, 1/15/2029	2,769,114
	TOTAL	5,269,251

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.5%
$3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	$3,253,959
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,380,006
	TOTAL	7,633,965
	Energy - Independent—1.7%
2,665,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	2,774,418
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,592,340
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,003,694
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	1,623,635
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,594,823
3,900,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	3,989,307
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.200%, 3/15/2048	649,731
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 4/15/2046	630,774
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	660,708
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,187,758
	TOTAL	23,707,188
	Energy - Integrated—1.0%
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,906,876
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,397,994
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,527,463
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,610,238
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,451,207
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,171,788
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	298,278
	TOTAL	14,363,844
	Energy - Midstream—2.7%
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	855,884
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,842,518
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,354,199
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,246,806
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,236,142
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,696,669
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	841,204
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,240,793
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,492,458
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	1,976,806
3,190,000	MPLX LP, Sr. Unsecd. Note, 144A, 4.250%, 12/1/2027	3,476,525
2,265,000	MPLX LP, Sr. Unsecd. Note, 144A, 5.200%, 12/1/2047	2,435,912
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,378,184
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,609,963
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,023,617
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,197,658
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,467,649
	TOTAL	38,372,987
	Energy - Refining—0.4%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	935,123
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	972,755
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,310,038
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,691,704
	TOTAL	5,909,620

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—13.6%
$5,000,000		American Express Co., Sr. Unsecd. Note, 3.125%, 5/20/2026	$5,435,072
2,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,192,269
3,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,744,639
2,175,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,382,662
6,395,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,576,478
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,433,686
3,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,995,616
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,458,698
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,014,707
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,293,523
2,250,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,500,697
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,756,859
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,303,222
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,100,694
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	3,102,238
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,065,640
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,500,801
2,780,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,926,645
1,705,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,806,139
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,066,798
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,496,046
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,114,363
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,711,925
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,480,453
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	1,101,419
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,831,744
1,680,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,698,372
1,840,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,895,149
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,298,187
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,116,539
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,629,353
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	6,049,189
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,248,270
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,936,101
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,747,939
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,516,428
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,060,930
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,192,599
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	777,749
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,127,970
3,975,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	3,975,605
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,393,267
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,897,192
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,321,074
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,932,889
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,195,846
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	2,029,576
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,652,608
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,620,325

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,500,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	$3,683,629
767,877	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	575,908
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	1,011,867
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	2,364,089
3,995,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	4,175,620
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	5,439,613
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.150%, 1/24/2029	4,599,317
		TOTAL	191,556,233
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,383,861
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,195,562
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	657,021
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,493,497
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,856,688
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,051,644
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,490,212
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	885,179
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,185,952
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,624,057
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,087,150
		TOTAL	23,910,823
		Financial Institution - Finance Companies—0.9%
1,010,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,038,680
600,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	653,302
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,663,031
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	8,982,218
		TOTAL	13,337,231
		Financial Institution - Insurance - Health—1.0%
740,000		Anthem, Inc., 5.850%, 1/15/2036	960,391
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	1,800,265
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	1,923,765
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	2,100,111
3,500,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.375%, 8/15/2024	3,617,357
3,500,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.875%, 8/15/2029	3,729,060
		TOTAL	14,130,949
		Financial Institution - Insurance - Life—1.7%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,068,804
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,316,959
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,698,837
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	963,068
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,287,290
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,666,700
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,108,484
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,648,423
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,587,184
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,307,369
		TOTAL	24,653,118
		Financial Institution - Insurance - P&C—1.0%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,312,531

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	$1,545,477
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	887,286
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	3,178,786
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	6,201,015
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,636,830
	TOTAL	14,761,925
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,377,739
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,166,073
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,301,907
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,707,493
	TOTAL	7,553,212
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,378,694
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,424,251
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,305,658
	TOTAL	5,108,603
	Financial Institution - REIT - Office—0.4%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	1,548,755
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,764,400
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,541,357
	TOTAL	5,854,512
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,499,052
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	2,067,729
	TOTAL	4,566,781
	Financial Institution - REIT - Retail—0.7%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	398,569
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,915,641
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,740,972
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,915,214
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,428,437
	TOTAL	9,398,833
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,171,788
	Technology—4.5%
5,000,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	5,262,983
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,581,772
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,624,396
1,300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,339,222
3,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	4,394,788
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	2,129,040
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,702,420
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,574,976
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,540,662
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	2,106,021
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	1,128,532
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,371,280
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,069,372

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	$2,735,081
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,528,774
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,720,559
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,251,495
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,167,402
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,717,894
1,470,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,554,946
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,430,792
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,464,466
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	552,279
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,764,121
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,506,430
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,182,862
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,781,086
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	510,350
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,467,010
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	172,600
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,377,484
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	221,048
	TOTAL	63,932,143
	Technology Services—0.2%
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,453,439
	Transportation - Railroads—0.8%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,383,650
36,864	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	38,482
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,419,848
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,381,808
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,692,276
	TOTAL	10,916,064
	Transportation - Services—1.5%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	6,026,309
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,256,511
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,352,414
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,490,534
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,411,563
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,467,242
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,731,497
	TOTAL	21,736,070
	Utility - Electric—3.6%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,075,189
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,692,129
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	2,089,224
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,591,336
1,290,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,351,503
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	402,311
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,261,379
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,478,278
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	152,670
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,083,985

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	$5,265,975
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	912,766
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,505,761
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,142,651
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	868,051
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,317,933
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,067,980
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,495,482
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,089,698
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,349,806
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,580,465
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,105,939
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	841,569
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	878,006
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,424,210
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,103,848
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,502,965
	TOTAL	50,631,109
	Utility - Natural Gas—0.9%
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,723,571
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,536,531
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,900,134
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,818,454
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,329,337
	TOTAL	12,308,027
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	908,090
	TOTAL CORPORATE BONDS (IDENTIFIED COST $965,791,911)	1,062,881,613
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
669	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	751
799	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	899
363	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	408
822	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	936
	TOTAL	2,994
	Federal National Mortgage Association—0.0%
1,192	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,360
788	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	886
8,344	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	9,394
4,077	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	4,577
	TOTAL	16,217
	Government National Mortgage Association—0.0%
523	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	597
519	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	587
991	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	1,059
644	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	684
	TOTAL	2,927
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,726)	22,138

Principal Amount or Shares			Value
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
$1,335,000		Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,352,355)	$1,529,830
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., REIT Perpetual Pfd. Stock, 8.540%	5,719,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,720,900
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
78,342		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $76,840)	83,587
		INVESTMENT COMPANIES—23.2%
11,217,357		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[5]	11,221,844
51,444,961		High Yield Bond Portfolio	316,900,962
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $370,486,543)	328,122,806
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,341,712,665)	1,398,360,874
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	14,204,440
		TOTAL NET ASSETS—100%	$1,412,565,314
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[3]United States Treasury Note 10-Year Long Futures	300	$40,425,000	June 2020	$896,955
[3]United States Treasury Bond Long Futures	175	$29,793,750	June 2020	$744,970
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,641,925
The average notional value of long futures contracts held by the Fund throughout the period was $50,138,086. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2019	28,601,711	55,376,646	83,978,357
Purchases/Additions	81,709,867	—	81,709,867
Sales/Reductions	(99,094,221)	(3,931,685)	(103,025,906)
Balance of Shares Held 2/29/2020	11,217,357	51,444,961	62,662,318
Value	$11,221,844	$316,900,962	$328,122,806
Change in Unrealized Appreciation/Depreciation	$(2,275)	$8,370,912	$8,368,637
Net Realized Gain/(Loss)	$3,083	$(12,020,219)	$(12,017,136)
Dividend Income	$139,374	$5,567,806	$5,707,180
Gain Distributions Received	$130	N/A	$130
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).

3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,062,305,705	$575,908	$1,062,881,613
Mortgage-Backed Securities	—	22,138	—	22,138
Municipal Bond	—	1,529,830	—	1,529,830
Collateralized Mortgage Obligation	—	83,587	—	83,587
Equity Securities:
Preferred Stocks
Domestic	5,719,600	—	1,300	5,720,900
Investment Companies	328,122,806	—	—	328,122,806
TOTAL SECURITIES	$333,842,406	$1,063,941,260	$577,208	$1,398,360,874
Other Financial Instruments[1]
Assets	$1,641,925	$—	$—	$1,641,925
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,641,925	$—	$—	$1,641,925
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit